Sinotop Contingent Consideration (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of Estimated Fair Value of Contingent Consideration obligation for the acquisition of Sinotop Hong Kong [Table Text Block]
	January 1,			March 31,
	2013	Earned	Change in	2013
Class of consideration	Fair Value	Fair Value	Fair Value	Fair Value
Common shares	$711,294	$-	$39,244	$750,538
Stock options	25,962	-	2,404	28,366
Total earned and contingent consideration	$737,256	$-	$41,648	$778,904

	January 1,			December 31,
	2012	Earned	Change in	2012
Class of consideration	Fair Value	Fair Value	Fair Value	Fair Value
Common shares	$3,147,109	$(1,226,369)	$(1,209,446)	$711,294
Stock options	211,980	(82,021)	(103,997)	25,962
Total earned and contingent consideration	$3,359,089	$(1,308,390)	$(1,313,443)	$737,256

	January 1,			December 31,
	2011	Earned	Change in	2011
Class of consideration	Fair Value	Fair Value	Fair Value	Fair Value
Common shares	$3,175,902	$-	$(28,793)	$3,147,109
Stock options	186,203	-	25,777	211,980
Total earned and contingent consideration	$3,362,105	$-	$(3,016)	$3,359,089

Schedule of the Estimated Fair Value of Current and Non-Current Portion of the Consideration Liability [Table Text Block]
		As of March 31, 2013
	Number of	Current	Noncurrent	Total
	Instruments	Liability	Liability	Liability
Shares July 2013	245,274	$375,269	$-	$375,269
Shares July 2014	245,274	-	375,269	375,269
Total Common Shares	490,548	$375,269	$375,269	$750,538

Options July 2013	26,667	$14,183	$-	$14,183
Options July 2014	26,666	-	14,183	14,183
Total Options	53,333	$14,183	$14,183	$28,366

Total Shares and Options	543,881	$389,452	$389,452	$778,904

		As of December 31, 2012
	Number of	Current	Noncurrent	Total
	Instruments	Liability	Liability	Liability
Shares July 2013	245,274	$355,647	$-	$355,647
Shares July 2014	245,274	-	355,647	355,647
Total Common Shares	490,548	$355,647	$355,647	$711,294

Options July 2013	26,667	$12,981	$-	$12,981
Options July 2014	26,666	-	12,981	12,981
Total Options	53,333	$12,981	$12,981	$25,962

Total Shares and Options	543,881	$368,628	$368,628	$737,256

		As of December 31, 2011
	Number of	Current	Noncurrent	Total
	Instruments	Liability	Liability	Liability
Shares July 2012	245,274	$1,027,391	$-	$1,027,391
Shares July 2013	245,274	-	1,066,573	1,066,573
Shares July 2014	245,274	-	1,053,145	1,053,145
Total Common Shares	735,822	$1,027,391	$2,119,718	$3,147,109

Options July 2012	26,667	$64,180	$-	$64,180
Options July 2013	26,667	-	71,620	71,620
Options July 2014	26,666	-	76,180	76,180
Total Options	80,000	$64,180	$147,800	$211,980

Total Shares and Options	815,822	$1,091,571	$2,267,518	$3,359,089